Joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [line items]
Carrying Amount and Share of Profit of Joint Ventures
The Group has a number of immaterial joint ventures. The following table summarises, in aggregate, the carrying amount and share of profit of these joint ventures that are accounted for using the equity method:

	2025 US$’000	2024 US$’000
Carrying amount of interest in immaterial joint ventures	2,288	2,514
Group’s share of total comprehensive loss	(489)	(1,712)

Vista Shipping Pte. Ltd. [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
The following tables summarise the financial information of the material joint ventures as included in its own consolidated financial statements. The tables also reconcile the summarised financial information to the carrying amount of the Group’s interest in the joint ventures.

(1)	Vista

	2025 US$’000	2024 US$’000
Percentage ownership interest	50%	50%

Non-current assets	413,507	427,959
Current assets	43,119	63,657
Non-current liabilities	(265,854)	(317,722)
Current liabilities	(28,904)	(45,350)
Net assets (100%)	161,868	128,544

Group’s share of net assets (50%)	80,934	64,272
Hedging reserve	41	—
Carrying amount of interest in joint venture	80,975	64,272

Revenue	99,293	112,907
Other income	2,972	2,623
Expenses	(68,854)	(73,951)
Profit and total comprehensive income (100%)	33,411	41,579

Profit and total comprehensive income (50%)	16,706	20,790
Adjustment to previously recognised share of profit from prior year	-	35
Group’s share of total comprehensive income (50%)	16,706	20,825

H&A Shipping [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture

(2)	H&A Shipping

	2025 US$’000	2024 US$’000
Percentage ownership interest	50%	50%

Non-current assets	59,271	59,892
Current assets	5,071	5,388
Non-current liabilities	(41,151)	(46,093)
Current liabilities	(4,731)	(4,940)
Net assets (100%)	18,460	14,247

Group’s share of net assets (50%)	9,230	7,124
Shareholder’s loans	5,308	6,308
Alignment of accounting policies	20	1,153
Carrying amount of interest in joint venture	14,558	14,585

Revenue	11,069	11,459
Other income	1,496	1,866
Expenses	(9,377)	(10,791)
Profit and total comprehensive income (100%)	3,188	2,534

Profit and total comprehensive income (50%)	1,594	1,267
Adjustment to previously recognised share of profit from prior year	(474)	—
Alignment of accounting policies	(147)	147
Group’s share of total comprehensive income (50%)	973	1,414

Ecomar [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture

(3)	Ecomar

	2025 US$’000	2024 US$’000
Percentage ownership interest	50%	50%

Non-current assets	185,498	68,964
Current assets	13,872	4,928
Non-current liabilities	(172,098)	(77,032)
Current liabilities	(32,795)	—
Net liabilities (100%)	(5,523)	(3,140)

Group’s share of net liabilities (50%)	(2,762)	(1,570)
Unrecognised share of losses	2,762	1,633
Translation reserve	—	(63)
Carrying amount of interest in joint venture	—	—

Revenue	20,549	—
Other income	1,717	32
Expenses	(24,490)	(3,321)
Loss and total comprehensive loss (100%)	(2,224)	(3,289)

Loss and total comprehensive loss (50%)	(1,112)	(1,645)
Adjustment to previously recognised share of loss from prior year	(13)	—
Unrecognised share of loss for the current year	1,125	1,633
Group’s share of total comprehensive loss (50%)	—	(12)